Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of operating lease obligations

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
	(Unaudited)	(Unaudited)
2025 (remaining six months)	431,929	60,337
2026	543,287	75,893
2027	243,281	33,984
2028	-	-
2029	-	-
Total lease payments	1,218,497	170,214
Less: Interest	35,365	4,940
Present value of lease liabilities	1,183,132	165,274